Segments and Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segments and Geographic Information

9. Segments and Geographic Information

Operating segments are defined as components of an enterprise for which discrete financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) for purposes of allocating resources and evaluating financial performance. The Company’s CODM, the Chief Executive Officer, reviews financial information presented on a consolidated basis, accompanied by information about operating segments, for purposes of allocating resources and evaluating financial performance.

The Company’s reportable segments are based on the type of customer. The Company determined its operating segments to be: Employer, which derives substantially all of its revenue from customers that use the Company’s services for the provision of benefits to their employees, and administrators acting on behalf of employers; and Carrier, which derives substantially all of its revenue from insurance companies that provide coverage at their own risk.

The Company evaluates the performance of its operating segments based on operating income. The Company does not allocate interest income, interest expense or income tax expense by segment. Accordingly, the Company does not report such information. Additionally, Employer and Carrier segments share the majority of the Company’s assets. Therefore, no segment asset information is evaluated or reported.

	Three Months Ended March 31,
	2014	2013
Revenue from external customers by segment:
Employer	$13,277	$8,625
Carrier	17,419	15,222

Total net revenue from external customers	$30,696	$23,847

Depreciation and amortization by segment:
Employer	$1,034	$669
Carrier	1,410	1,235

Total depreciation and amortization	$2,444	$1,904

Loss from operations by segment:
Employer	$(9,963)	$(3,702)
Carrier	(1,861)	(1,362)

Total loss from operations	$(11,824)	$(5,064)

Substantially all assets were held and all revenue was generated in the United States during the three months ended March 31, 2014 and 2013.

15. Segments and Geographic Information

Operating segments are defined as components of an enterprise for which discrete financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) for purposes of allocating resources and evaluating financial performance. The Company’s CODM, the Chief Executive Officer, reviews financial information presented on a consolidated basis, accompanied by information about operating segments, for purposes of allocating resources and evaluating financial performance.

The Company’s reportable segments are based on the type of customer. The Company determined its operating segments to be: Employer, which derives substantially all of its revenue from customers that use the Company’s services for the provision of benefits to their employees, and administrators acting on behalf of employers; and Carrier, which derives substantially all of its revenue from insurance companies that provide coverage at their own risk.

The Company evaluates the performance of its operating segments based on operating income. The Company does not allocate interest income, interest expense or income tax expense by segment. Accordingly, the Company does not report such information. Additionally, Employer and Carrier segments share the majority of the Company’s assets. Therefore, no segment asset information is reported.

	Year Ended December 31,
	2013	2012	2011
		(Restated)	(Restated)
Revenue from external customers by segment:
Employer	$40,656	$23,760	$15,938
Carrier	64,096	57,979	52,845

Total net revenue from external customers	$104,752	$81,739	$68,783

Depreciation and amortization by segment:
Employer	$3,035	$2,337	$2,044
Carrier	5,137	6,223	5,262

Total depreciation and amortization	$8,172	$8,560	$7,306

Income (loss) from operations by segment:
Employer	$(26,312)	$(19,015)	$(19,533)
Carrier	(1,882)	6,213	6,516

Total loss from operations	$(28,194)	$(12,802)	$(13,017)

Substantially all assets were held and all revenue was generated in the United States during the years ended December 31, 2013, 2012 and 2011.

The Company identifies two reporting units in 2013: Employer and Carrier. Prior to 2013, Benefit Informatics was a reporting unit included in the Employer reporting segment. Starting in 2013, the Benefit Informatics reporting unit became a component of the Employer reporting unit as it no longer had discreet financial information